Income taxes (Schedule of Components of Income Before Income Tax Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income taxes [Abstract]
China	$ 296,407		$ 299,236		$ 285,595
Non-China	(61,933)	[1]	(54,429)	[1]	(65,944)	[1]
Income before income taxes and non-controlling interests	$ 234,474		$ 244,807		$ 219,651

[1]	The financial figures are presented on entity level and only consider subsidiaries incorporated outside China.